Current And Future Changes In Accounting Policies (Tables)	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Transition of Operating Lease Commitments (IA 17) to Lease Liabilities (IFRS 16)

The following table sets forth the adjustments to the Bank's operating lease commitments disclosed under IAS 17 as at October 31, 2019, used to derive the lease liabilities recognized by the Bank as at November 1, 2019:

(millions of Canadian dollars)	Amount
Operating lease commitments disclosed as at October 31, 2019	$7,621
Commitments for leases that have not commenced at November 1, 2019, and commitments for non-lease payments[1]	(2,363)
Effect of recognition exemption for short-term and low value leases	(56)
Effect of extension and termination options reasonably certain to be exercised and other	4,721
Effect of discounting using the incremental borrowing rate[2]	(4,278)
Lease liabilities recognized as at November 1, 2019	$5,645
[1]	Non-lease payments include taxes and estimated operating expenses.
[2]	The weighted average incremental borrowing rate was 2.8%.